Cover	12 Months Ended
Sep. 30, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--09-30
Entity File Number	001-40517
Entity Registrant Name	BON NATURAL LIFE LIMITED
Entity Central Index Key	0001816815
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 601, Block C, Gazelle Valley
Entity Address, Address Line Two	No.69, Jinye Road
Entity Address, Address Line Three	High-Tech Zone
Entity Address, City or Town	Xi’an
Entity Address, Country	CN
Entity Address, Postal Zip Code	710060
Title of 12(b) Security	Class A Ordinary Shares, $0.025 par value
Trading Symbol	BON
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	YCM CPA INC
Auditor Firm ID	6781
Auditor Location	Irvine, California
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	6,086,971
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	2,041,839
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Room 601, Block C, Gazelle Valley
Entity Address, Address Line Two	No.69, Jinye Road
Entity Address, Address Line Three	High-Tech Zone
Entity Address, City or Town	Xi’an
Entity Address, Country	CN
Entity Address, Postal Zip Code	710060
City Area Code	+ 0086
Local Phone Number	29-88346301
Contact Personnel Name	Yongwei Hu
Contact Personnel Email Address	bonnatural@appchem.cn